PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust. The Report covers the six-month period ended October 31, 1996. It begins with a review of the bond market by the fund's portfolio manager, which is followed by a complete list of fund holdings and its financial statements.

On behalf of investors, the fund pursues income through a diversified portfolio consisting primarily of short-term, high-quality debt securities.

During the six-month reporting period, Institutional Shares paid dividends totaling $0.28 per share, and delivered a total return of 4.02%.* The net asset value for this share class increased slightly from $8.68 on the first day of the period to $8.74 on the last day of the period.

During the six-month reporting period, Institutional Service Shares paid dividends of $0.27 per share, and delivered a total return of 3.89%.* The net asset value for this share class also increased slightly from $8.68 on the first day of the period to $8.74 on the last day of the period.

Total net assets in the fund reached $244.2 million at the period's end.

Thank you for selecting Federated Short-Term Income Fund as a high-quality, short-term income investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]
Glen R. Johnson
President
December 16, 1996

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

The investment goal of the Fund is to seek current income consistent with minimum fluctuation in principal value through a portfolio with an effective modified duration of two years or less.

The fund invests its assets primarily in a broad range of investment grade securities rated A or better by a nationally recognized statistical rating organization. These include fixed and floating rate corporate bonds, asset-backed securities, and U.S. government-backed securities which are guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies or instrumentalities.*

The better part of the period under review was beset by concern over the strength of the U.S. economy. Interest rates generally rose as investors required greater compensation for what they believed to be a trend toward higher inflation which would erode the value of debt securities. Only in the last month of the period, after a consistent string of reports showing inflation in check, did this concern abate sufficiently to allow yields to decline below where they began the period.

The total return for the six-month period ended October 31, 1996, was 4.02% for Institutional Shares and 3.89% for Institutional Service Shares. The net asset value of both classes of shares of the fund increased from $8.68 to $8.74 over the period. The net assets of the fund increased from $233.0 million to $244.2 million, while the 30-day net distribution rate decreased from 6.63% to 6.34% for Institutional Shares and decreased from 6.38% to 6.11% for Institutional Service Shares. The 30-day SEC yield as of October 31, 1996, for Institutional Shares and Institutional Service Shares is 6.53% and
6.28%, respectively. The effective modified duration of the fund at October 31, 1996, was 1.6 years, slightly to the positive side of the fund's 1.0 to 2.0-year duration range.

The positive bias with regard to duration reflects fund management's currently constructive view on the fixed income market. Mildly declining yield levels are expected going forward, in conjunction with a slow, sustainable growth of the economy. This outcome depends on a continuance of low inflationary pressures (which management believes to be the case) and a recognition by investors that the inflation premium currently received on bonds (i.e., the real, or inflation-adjusted yield), which is currently high relative to historical standards, should decline in the face of consistently lower inflation. This means that bond yields could continue to fall somewhat even without a move by the Federal Reserve Board (the "Fed") to lower short-term interest rates. Given that the economy is not faltering, such a move would not appear to be in the cards for at least the next several months. Nonetheless, year-over-year inflation comparisons will become more favorable in 1997 relative to 1996 which, coupled with any slowdown in economic growth (below the 2.2% year-over-year figure recorded in the third quarter of 1996), could conceivably lead to a Fed easing later in 1997. Such an outcome would only enhance the case for bonds.

* Fund shares are not guaranteed.


FEDERATED SHORT-TERM INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)

    PRINCIPAL
      AMOUNT                                                                                                      VALUE
 CORPORATE BONDS/ASSET-BACKED SECURITIES -- 67.4%
                   AUTOMOTIVE -- 17.5%
 $    3,044,444    Chevy Chase Auto Trust 1995-1, Class A, 6.00%, 12/15/2001                               $    3,090,112
      1,300,000    Chrysler Corp., 10.95%, 8/1/2017                                                             1,418,482
      1,847,947    Daimler-Benz Auto Grantor Trust 1995-A, Class A, 5.85%, 5/15/2002                            1,852,731
      5,000,000    Ford Credit Auto Loan Master Trust 1992-2, Class A, 7.38%, 4/15/1999                         5,045,300
      5,230,845    Honda Auto Receivables Grantor Trust 1995-A, Class A, 6.20%,
                   12/15/2000                                                                                   5,267,042
      6,000,000    Navistar Dealer Note Trust 1990-A, Class A-3, Floating Rate Pass
                   Thru Certificate, 6.47%, 1/25/2003                                                           6,103,140
        646,271    Navistar Financial Corp. 1995-B, Class A-2, 5.94%, 10/15/1998                                  647,892
      2,322,353    Navistar Financial Owner Trust 1995-A, Class B, 6.85%, 11/20/2001                            2,344,926
      6,208,124    Olympic Auto Receivables Trust 1995-B, Class A-2, 10/15/2001                                 6,315,959
      5,000,000    Olympic Auto Receivables Trust 1996-C, Class A-5, 10/15/2001                                 5,118,550
      3,000,000    Premier Auto Trust 1995-3, Class B, 6.25%, 8/6/2001                                          3,003,480
      2,500,000 (a)World Omni Auto Lease, Class A-1, 6.30%, 6/25/2002                                           2,507,500
                     Total                                                                                     42,715,114
                   BANKING -- 17.0%
      3,000,000    ABN AMRO Bank, Chicago, 6.625%, 10/31/2001                                                   3,019,080
      3,000,000 (a)BankAmerica Corp., FRN, 5.648%, 6/25/2003                                                    2,932,500
        500,000    Chase Manhattan Credit Card Master Trust 1991-1, Class A, 8.75%,
                   8/15/1999                                                                                      500,435
      4,583,333    Chase Manhattan Credit Card Master Trust 1992-1, Class A, 7.40%,
                   5/15/2000                                                                                    4,616,379
      2,000,000    Chemical Master Credit Card Trust 1995-3, Class A, 6.23%, 4/15/2005                          1,982,878
      4,000,000    Chemical Master Credit Card Trust 1996-1, Class A, 5.55%, 9/15/2003                          3,900,436
      2,000,000    Citibank Credit Card Master Trust 1996-2, Class A, 5.625%, 3/7/2003                          1,934,060
      5,000,000 (a)Citicorp Sub, FRN, 5.60%, 10/25/2005                                                         4,937,500

FEDERATED SHORT-TERM INCOME FUND

    PRINCIPAL
      AMOUNT                                                                                                      VALUE
 CORPORATE BONDS/ASSET-BACKED SECURITIES -- CONTINUED
                   BANKING -- CONTINUED
 $    2,500,000    Dayton Hudson Credit Card Master Trust 1995, Class 1-A, 6.10%,
                   2/25/2002                                                                                $   2,511,450
      4,000,000 (a)First USA Credit Card Master Trust, 1994-3, Class B, 5.84%,
                   12/15/1999                                                                                   4,006,240
      1,000,000 (a)J.P. Morgan & Co., Inc., FRN, 5.375%, 8/19/2002                                                978,750
      2,800,000    Spiegel Master Trust 1994-B, Class A, 8.15%, 6/15/2004                                       2,945,908
      3,000,000    Standard Credit Card Master Trust 1994-4, Class A, 8.25%, 11/7/2003                          3,215,310
      4,000,000    Toronto Dominion Bank, Sub. Note, 7.88%, 8/15/2004                                           4,121,280
                     Total                                                                                     41,602,206
                   FINANCE - AUTOMOTIVE -- 1.2%
      3,000,000    Ford Motor Credit Corp., MTN, 5.83%, 6/29/1998                                               2,992,137
                   FINANCE - RETAIL -- 7.0%
      5,000,000    Discover Credit Card Trust 1992-B, Class 1, 6.80%, 6/16/2000                                 5,056,500
        979,668 (b)Encyclopedia Britannica Domestic Funding Corp. 1994-1, 6.76%,
                   3/15/2000                                                                                      979,060
      4,000,000    Household Affinity Credit Card Master Trust 1993-1, Class B, 5.30%,
                   9/15/2000                                                                                    3,921,080
      7,000,000    Household Private Label Credit Card 1994-1, Class B, 7.55%,
                   6/20/2001                                                                                    7,065,240
                     Total                                                                                     17,021,880
                   GAS & ELECTRIC UTILITIES -- 1.7%
      1,000,000    Big Rivers Electric Corp., Trust Certificate, 10.70%, 9/15/2017                              1,094,260
      1,750,000    Kansas Electric Power Cooperative, Trust Certificate, 9.73%,
                   12/15/2017                                                                                   1,904,577
      1,000,000    Soyland Power Cooperative, 9.70%, 3/20/1997                                                  1,072,440
                     Total                                                                                      4,071,277
                   GOVERNMENT AGENCY -- 3.9%
      5,586,000    Province of Manitoba, 9.50%, 9/15/1998                                                       5,933,449
      3,380,000    Swedish Export Credit Corp., 9.875%, 3/15/2038                                               3,693,833
                     Total                                                                                      9,627,282

FEDERATED SHORT-TERM INCOME FUND

    PRINCIPAL
      AMOUNT                                                                                                      VALUE
 CORPORATE BONDS/ASSET-BACKED SECURITIES -- CONTINUED
                   HOME EQUITY RECEIVABLES -- 6.2%
 $    3,370,551    Advanta Home Equity Loan Trust 1992-1, Class A, 7.88%, 9/25/2008                        $    3,427,311
      1,881,173    AFC Home Equity Loan Trust 1992-3, Class A, 7.05%, 8/15/2007                                 1,908,491
      1,845,760 (b)Conti Mortgage Home Equity Loan Trust 1994-1, Class A-3, 6.07%,
                   11/15/2013                                                                                   1,804,230
        816,880    GE Capital Home Equity Loan, 1991-1, Class A, 7.20%, 9/15/2011                                 819,723
      3,738,773 (a)Merrill Lynch Home Equity Loan Trust 1991-2, Class B, 6.375%,
                   4/15/2000                                                                                    3,743,447
      3,401,847 (a)Merrill Lynch Home Equity Loan Trust 1993-1, Class B, 6.69%,
                   2/15/2003                                                                                    3,417,428
                     Total                                                                                     15,120,630
                   INSURANCE -- 3.2%
      4,000,000    American General Corp., 9.625%, 2/1/2018                                                     4,331,800
      3,346,000    American Reinsurance Corp., 10.88%, 9/15/2004                                                3,639,043
                     Total                                                                                      7,970,843
                   MANUFACTURED HOUSING RECEIVABLES -- 5.6%
      4,000,000    Associates Manufactured Housing Trust 1996-1, Class A-2, 6.70%,
                   3/15/2027                                                                                    4,041,880
      3,047,821    Merrill Lynch Mortgage Investments, Inc., 1991-I, Class A, 7.65%,
                   1/15/2012                                                                                    3,087,504
        402,406    Merrill Lynch Mortgage Investments, Inc., 1992-B, Class B, 8.50%,
                   4/15/2012                                                                                      411,714
      5,992,341 (b)Merrill Lynch Mortgage Investments, Inc., 1991-A, Class B, 9.25%,
                   5/15/2011                                                                                    6,095,349
                     Total                                                                                      13,636,447
                   RECREATIONAL VEHICLE RECEIVABLES -- 0.5%
      1,102,140    Fleetwood Credit Corp. 1992-A, Class A, 7.10%, 2/15/2007                                     1,108,125
                   TELECOMMUNICATIONS -- 2.2%
      2,000,000    British Telecom Finance, 9.625%, 2/15/2019                                                   2,202,860
      3,000,000    Southwestern Bell Capital Corp., MTN, 8.81%, 12/16/2004                                      3,236,730
                     Total                                                                                      5,439,590

FEDERATED SHORT-TERM INCOME FUND

    PRINCIPAL
      AMOUNT                                                                                                      VALUE
 CORPORATE BONDS/ASSET-BACKED SECURITIES -- CONTINUED
                   UTILITIES -- 1.4%
 $    2,000,000    Duke Power Co. Mortgage, 8.63%, 3/1/2022                                                $    2,114,520
      1,300,000    Philadelphia Electric Co. Mortgage, 8.63%, 6/1/2022                                          1,358,630
                     Total                                                                                      3,473,150
                     TOTAL CORPORATE BONDS/ASSET-BACKED SECURITIES
                    (IDENTIFIED COST $176,584,549)                                                             164,778,681
 GOVERNMENT AGENCIES -- 8.2%
      2,000,000    Federal Home Loan Bank, 7.25%, 3/4/2011                                                      1,936,880
     10,000,000    United States Treasury Note, 5.875%, 3/31/1999                                              10,016,200
      8,000,000    United States Treasury Note, 6.375%, 9/30/2001                                               8,094,160
                     TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $20,076,196)                                   20,047,240
 MORTGAGE-BACKED SECURITIES -- 24.6%
                   GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES -- 5.8%
      2,747,052    GNMA Pool 354754, 7.50%, 2/15/2024                                                           2,757,298
     10,116,339    GNMA Pool 780360, 11.00%, 9/15/2015                                                         11,383,916
                     Total                                                                                     14,141,214
                   NON-GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES -- 18.8%
      1,637,482 (a)Glendale Federal Bank 1988-1, Class A, 7.38%, 11/25/2027                                     1,638,513
      2,334,638 (a)(b)Greenwich Capital Acceptance 1991-4, Class B-1A, 8.47%,
                   7/1/2019                                                                                     2,357,984
      2,348,897 (a)Greenwich Capital Acceptance 1993-AFC1, Class B-1, 7.551%,
                   9/25/2023                                                                                    2,323,952
      2,719,289 (a)Greenwich Capital Acceptance 1993-LB2, Class A-1, 7.92%, 8/25/2023                           3,749,527
      2,014,496 (a)Greenwich Capital Acceptance 1993-LB3, Class A-1, 7.68%, 1/25/2024                           2,030,874
      7,781,752 (a)Greenwich Capital Acceptance 1994-B, Class A, 7.72%, 7/1/2018                                7,859,569
        550,271 (b)Long Beach Bank Mortgage 1992-3, Class A, 9.60%, 7/15/2022                                     566,779
      5,731,384    Prudential Home Mortgage 1992-5, Class A-6, 7.50%, 4/25/2007                                 5,758,780
      1,000,000    Prudential Home Mortgage 1992-32, Class A-6, 7.50%, 10/25/2022                               1,013,500
      4,000,000    Residential Accredit Loans, Inc. 1995-QS1, Class A-2, 6.90%,
                   1/25/2020                                                                                    3,994,080

FEDERATED SHORT-TERM INCOME FUND

    PRINCIPAL
      AMOUNT                                                                                                      VALUE
MORTGAGE-BACKED SECURITIES -- CONTINUED
                   NON-GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES -- CONTINUED
 $      312,457    Residential Funding Mortgage Securities, Inc. 1993-S18, Class A-2,
                   7.50%, 5/25/2023                                                                        $      312,223
      2,000,018 (a)Resolution Trust Corp. 1992-12, Class B-3, 7.85%, 1/25/2025                                  1,974,398
        380,052    Resolution Trust Corp. 1992-7, Class B-2B, 8.35%, 6/29/2029                                    378,509
     12,000,000    Salomon Brothers Mortgage Securities VII, Inc. 1993-5, Class A-3C,
                   7.37%, 10/25/2023                                                                           11,904,000
                     Total                                                                                     45,862,688
                     TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $60,168,012)                            60,003,902
 (C)REPURCHASE AGREEMENT -- 4.9%
     11,900,000  BT Securities Corporation, 5.55%, dated 10/31/1996, due
                 11/1/1996 (AT AMORTIZED COST)                                                                 11,900,000
                   TOTAL INVESTMENTS (IDENTIFIED COST $256,828,757)(D)                                     $  256,729,823

(a) Denotes variable rate and floating rate obligations for which the current rate is shown.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $9,445,418 which represents 3.9% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $256,828,757. The net unrealized depreciation of investments on a federal tax basis amounts to $98,934 which is comprised of $1,620,910 appreciation and $1,719,844 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($244,229,052) at October 31, 1996.

The following acronyms are used throughout this portfolio:

FRN -- Floating Rate Note
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $256,828,757)                  $ 256,729,823
 Income receivable                                                                                     1,984,914
 Receivable for shares sold                                                                              736,458
   Total assets                                                                                      259,451,195
 LIABILITIES:
 Payable for investments purchased                                                   $13,258,342
 Income distribution payable                                                           1,105,583
 Payable to Bank                                                                         828,580
 Accrued expenses                                                                         29,638
   Total liabilities                                                                                  15,222,143
 Net Assets for 27,942,701 shares outstanding                                                      $ 244,229,052
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                   $ 271,831,315
 Net unrealized depreciation of investments                                                              (98,934)
 Accumulated net realized loss on investments                                                        (27,503,329)
   Total net assets                                                                                $ 244,229,052
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $225,898,524 / 25,845,469 shares outstanding                                                              $8.74
 INSTITUTIONAL SERVICE SHARES:
 $18,330,528 / 2,097,232 shares outstanding                                                                $8.74


(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                              $ 8,150,287
 EXPENSES:
 Investment advisory fee                                                                  $  475,675
 Administrative personnel and services fee                                                    89,903
 Custodian fees                                                                               22,456
 Transfer and dividend disbursing agent fees and expenses                                     31,896
 Directors'/Trustees' fees                                                                     2,882
 Auditing fees                                                                                 9,141
 Legal fees                                                                                    1,717
 Portfolio accounting fees                                                                    42,556
 Distribution services fee -- Institutional Service Shares                                    19,615
 Shareholder services fee -- Institutional Shares                                            277,675
 Shareholder services fee -- Institutional Service Shares                                     19,615
 Share registration costs                                                                     12,754
 Printing and postage                                                                          9,446
 Insurance premiums                                                                            3,496
 Taxes                                                                                         2,563
 Miscellaneous                                                                                   983
   Total expenses                                                                         $1,022,373
 Waivers --
   Waiver of investment advisory fee                                      $  (34,289)
   Waiver of distribution services fee -- Institutional Service Shares       (18,830)
   Waiver of shareholder services fee -- Institutional Shares               (277,675)
   Waiver of shareholder services fee -- Institutional Service Shares           (785)
     Total waivers                                                                          (331,579)
       Net expenses                                                                                        690,794
         Net investment income                                                                           7,459,493
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                                         (448,911)
 Net change in unrealized depreciation of investments                                                    2,011,958
   Net realized and unrealized gain on investments                                                       1,563,047
     Change in net assets resulting from operations                                                    $ 9,022,540


(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS
                                                                                ENDED              YEAR
                                                                             (UNAUDITED)           ENDED
                                                                              OCTOBER 31,         APRIL 30,
                                                                                1996               1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                      $  7,459,493       $  14,529,558
 Net realized (loss) on investments ($448,911 net loss and
 $10,784,773 net loss, respectively, as computed for federal tax
 purposes)                                                                      (448,911)         (2,061,785)
 Net change in unrealized appreciation (depreciation)                          2,011,958           4,045,498
   Change in net assets resulting from operations                              9,022,540          16,513,271
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
   Institutional Shares                                                       (6,984,155)        (13,302,550)
   Institutional Service Shares                                                 (475,338)         (1,227,008)
   Change in net assets resulting from distributions to
   shareholders                                                               (7,459,493)        (14,529,558)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                 74,194,451         109,565,191
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                        1,624,499           2,706,717
 Cost of shares redeemed                                                     (66,173,769)       (117,974,583)
   Change in net assets resulting from share transactions                      9,645,181          (5,702,675)
     Change in net assets                                                     11,208,228          (3,718,962)
 NET ASSETS:
 Beginning of period                                                         233,020,824         236,739,786
 End of period                                                             $ 244,229,052       $ 233,020,824


(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM INCOME FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SIX MONTHS
                          ENDED
                        (UNAUDITED)
                         OCTOBER 31,                             YEAR ENDED APRIL 30,
                           1996       1996      1995     1994        1993    1992(A)   1991    1990    1989      1988
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD                  $ 8.68      $ 8.61    $ 8.85   $ 9.17     $ 8.98   $ 9.07   $ 9.16   $ 9.41  $ 9.56    $ 9.98
 INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment income    0.28        0.57      0.54     0.51       0.58     0.60     0.83     0.93    0.94      0.94
  Net realized and
  unrealized gain
  (loss) on investments    0.06        0.07     (0.24)   (0.32)      0.16    (0.07)   (0.08)   (0.25)  (0.15)    (0.42)
  Total from invest-
  ment operations          0.34        0.64      0.30     0.19       0.74     0.53     0.75     0.68    0.79      0.52
 LESS DISTRIBUTIONS
  Distributions from net
  investment income       (0.28)      (0.57)    (0.54)   (0.51)     (0.55)   (0.60)   (0.83)   (0.93)  (0.94)    (0.94)
  Distributions in
  excess of net
  investment income(b)      --          --         --      --         --     (0.02)   (0.01)     --      --       --
  Total distributions     (0.28)      (0.57)    (0.54)   (0.51)     (0.55)   (0.62)   (0.84)   (0.93)  (0.94)    (0.94)
 NET ASSET
 VALUE, END
 OF PERIOD               $ 8.74      $ 8.68    $ 8.61   $ 8.85     $ 9.17   $ 8.98   $ 9.07   $ 9.16  $ 9.41    $ 9.56
 TOTAL RETURN(C)           4.02%       7.51%     3.55%    2.04%      8.39%    5.94%    8.80%    7.52%   8.69%     5.43%
 RATIOS TO AVERAGE
 NET ASSETS
  Expenses                 0.57%*      0.56%     0.56%    0.56%      0.51%    0.53%    0.52%    0.52%   0.51%     0.50%
  Net investment income    6.32%*      6.43%     6.22%    5.55%      6.07%    6.71%    9.33%    9.95%   9.90%     9.59%
  Expense waiver/
  reimbursement(d)         0.28%*      0.29%     0.03%    0.08%      0.45%    0.98%    0.92%    0.75%   0.76%     0.59%
 SUPPLEMENTAL DATA
  Net assets, end of
  period (000 omitted) $225,899    $216,675  $219,649  $353,106  $144,129  $36,047  $47,223  $65,429  $69,904  $90,581
  Portfolio turnover         10%         77%       38%      44%        62%     114%      23%      34%      38%      77%


* Computed on an annualized basis.

(a) On December 31, 1991, the shareholders approved a change in the fundamental investment policies which state that the Fund will be invested in high-grade as opposed to lower-rated debt securities, and as a result, investment income per share is lower.

(b) Distributions in excess of net investment income for the years ended
    April 30, 1992 and 1991, were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes for the year ended April 30, 1992 and 1991.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM INCOME FUND
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS
                                          ENDED
                                        (UNAUDITED)
                                         OCTOBER 31,                    YEAR ENDED APRIL 30,
                                           1996           1996      1995       1994       1993       1992(A)
 NET ASSET VALUE, BEGINNING
 OF PERIOD                                $ 8.68        $ 8.61    $ 8.85      $ 9.17     $ 8.98     $ 9.08
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.27          0.54      0.52        0.48       0.52       0.15
   Net realized and unrealized gain
   (loss) on investments                    0.06          0.07     (0.24)      (0.32)      0.19      (0.10)
   Total from investment operations         0.33          0.61      0.28        0.16       0.71       0.05
 LESS DISTRIBUTIONS
   Distributions from net
   investment income                       (0.27)        (0.54)    (0.52)      (0.48)     (0.52)     (0.15)
 NET ASSET VALUE, END OF PERIOD           $ 8.74        $ 8.68    $ 8.61      $ 8.85     $ 9.17     $ 8.98
 TOTAL RETURN(B)                            3.89%         7.25%     3.29%       1.78%      8.12%      0.69%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                 0.82%*        0.81%     0.81%       0.81%      0.76%      0.78%*
   Net investment income                    6.09%*        6.17%     5.90%       5.30%      5.82%      6.37%*
   Expense waiver/
   reimbursement(c)                         0.28%*        0.29%     0.27%       0.13%      0.45%      0.98%*
 SUPPLEMENTAL DATA
   Net assets, end of period
   (000 omitted)                         $18,331       $16,346    $17,091    $39,649    $15,673       $778
   Portfolio turnover                         10%           77%        38%        44%        62%       114%


* Computed on an annualized basis.

(a) Reflects operations for the period from January 21, 1992 (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED SHORT-TERM INCOME FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.
The investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERATED SHORT-TERM INCOME FUND

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   At April 30, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $25,659,517, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

   EXPIRATION YEAR      EXPIRATION AMOUNT
       1997                $ 3,077,752
       1998                $   316,627
       1999                $ 1,132,354
       2000                $ 4,105,766
       2002                $   669,532
       2003                $ 5,572,713
       2004                $10,784,773


   Additionally, net capital losses of $1,394,901 attributable to security transactions incurred after October 31, 1995 are treated as arising on the first day of the Fund's next taxable year.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

FEDERATED SHORT-TERM INCOME FUND

   Additional information on each restricted security held at October 31, 1996 is as follows:

    SECURITY                                                      ACQUISITION DATE        ACQUISITION COST
    Encyclopedia Britannica Domestic Funding Corp.                   3/21/1994             $  1,635,000
    Conti Mortgage Home Equity Loan Trust 1994-1,
    Class A-3                                                        2/18/1994                1,999,719
    Merrill Lynch Mortgage Investment , Inc. 1991-A,
    Class B                                                         11/23/1994                6,364,159
    Greenwich Capital Associates REMIC PTC, 1991-4,
    Class B-1A                                                        1/7/1993                2,392,735
    Long Beach Mortgage Series 1992-3, Class A                       6/29/1992                  717,099


   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                               SIX MONTHS ENDED                YEAR ENDED
                                               OCTOBER 31, 1996               APRIL 30, 1996
 INSTITUTIONAL SHARES                        SHARES         AMOUNT         SHARES         AMOUNT
 Shares sold                                8,008,190    $69,538,529     10,873,366     $95,413,085
 Shares issued to shareholders in
 payment of distributions declared            164,257      1,422,961        238,773       2,094,178
 Shares redeemed                           (7,278,062)   (63,196,863)   (11,665,688)   (102,282,720)
   Net change resulting from
   Institutuional Share transactions          894,385    $ 7,764,627       (553,549)   $ (4,775,457)
                                                SIX MONTHS ENDED               YEAR ENDED
                                                OCTOBER 31, 1996              APRIL 30, 1996
 INSTITUTIONAL SERVICE SHARES                 SHARES         AMOUNT        SHARES         AMOUNT
 Shares sold                                  535,028     $ 4,655,922     1,615,112    $14,152,106
 Shares issued to shareholders in
 payment of distributions declared             23,353         201,538        69,892        612,539
 Shares redeemed                             (343,494)     (2,976,906)   (1,787,163)   (15,691,863)
   Net change resulting from
   Institutuional Service Share               214,887     $ 1,880,554      (102,159)   $  (927,218)
   transactions
     Net change resulting from
     share transactions                     1,109,272     $ 9,645,181      (655,708)   $(5,702,675)


FEDERATED SHORT-TERM INCOME FUND

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Services Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, ("FSS") the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

FEDERATED SHORT-TERM INCOME FUND

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL -- Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1996, were as follows:

PURCHASES                                          $63,932,972
SALES                                              $22,504,979


Trustees
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
Wesley W. Posvar
John E. Murray, Jr.
Marjorie P. Smuts

Officers
John F. Donahue
  Chairman
Glen R. Johnson
  President
J. Christopher Donahue
  Executive Vice President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
S. Elliott Cohan
  Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED
SHORT-TERM
INCOME
FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1996

Federated Investors

[Graphic]

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 31420C209
Cusip 31420C308
8112901 (12/96)




PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust. The Report covers the six-month period ended October 31, 1996. It begins with a review of the bond market by the fund's portfolio manager, which is followed by a complete list of fund holdings and its financial statements.

On behalf of investors, the fund pursues income through a diversified portfolio consisting primarily of intermediate-term, high-quality debt securities. During the six-month reporting period, Institutional Shares paid dividends totaling $0.31 per share and capital gains of $0.01 per share. Net asset value increased by $0.21 from the first day to the last day of the period. As a result, the total return for Institutional Shares was 5.62%.*

Institutional Service Shares paid dividends of $0.30 per share, and capital gains of $0.01 per share and delivered a total return of 5.49%.* Net asset value increased by $0.22 from the first day to the last day of the period.

Total net assets in the fund reached $110.3 million at the period's end.

Thank you for selecting Federated Intermediate Income Fund as a high-quality income investment. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
December 16, 1996

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW

Federated Intermediate Income Fund invests primarily in high quality corporate debt securities rated in one of the three highest categories (A or better) by a nationally recognized statistical rating organization. The Fund may also invest in other high quality government and asset-backed securities. The Fund duration is managed within a range of three to seven years.

The investment environment for high quality fixed income securities during the six-month period ended October 31, 1996, was generally positive, but with considerable volatility along the way. For most of the spring and mid-summer months (i.e., May through August) economic data releases were biased toward stronger growth, resulting in rate increases. The final two months of the semi-annual reporting period demonstrated a general slowdown particularly in the most sensitive employment and housing statistics which led to significant price appreciation in September and October. For the entire six months from beginning to end, interest rates fell across the treasury yield curve, declining within a range of 30-35 basis points in the maturity range from the 2-year to the 10-year Treasury.
From the perspective of sector allocation, high quality corporate securities generally outperformed comparable maturity government securities. Since the economy continued to exhibit growth characteristics, albeit at a slower rate, corporate fundamentals improved and yield spreads narrowed closer to Treasuries.

Fund duration was maintained within striking distance of the Lehman Government/Corporate Index.* For much of the period, duration was held just short of the index; early in September, duration was extended to slightly longer than the index to capture the increased real rate of return implied by market levels at the time. Thus, the fund was in a position to benefit from both falling rates late in the period as well as corporates outperforming Treasury securities. For the six-month period ended October 31, 1996, the Institutional Shares of the fund provided a 5.62% total return compared to a 5.35% total return for the Lehman Government/Corporate Index.

* Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Investments cannot be made in an index.

FEDERATED INTERMEDIATE INCOME FUND
(FORMERLY, INTERMEDIATE INCOME FUND)
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                                                                   VALUE
 ASSET-BACKED SECURITIES -- 1.2%
                HOME EQUITY RECEIVABLES -- 0.1%
 $     134,865  TMS Home Equity Loan Trust 1992-B, Class A, 6.90%, 7/15/2007                              $    135,485
                NON-GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES -- 1.1%
       400,000  Prudential Bache, Series 8, Class F, 7.97%, 3/1/2019                                           416,056
       500,000  Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023                                483,440
       300,000  Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023                                 274,662
                 Total                                                                                       1,174,158
                 TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $ 1,359,214)                                 1,309,643
 CORPORATE BONDS -- 70.4%
                BANKING -- 10.5%
     2,000,000  African Development Bank, Note, 6.88%, 10/15/2015                                            1,942,200
     2,000,000  Banco Santander, Bank Guarantee, 7.88%, 4/15/2005                                            2,109,200
     2,000,000  Bank of Montreal, Sub. Note, 7.80%, 4/1/2007                                                 2,118,880
     2,000,000  Bayerische Landesbank - NY, Note, 6.20%, 2/9/2006                                            1,912,200
       920,000  Chase Manhattan Corp., Sub. Note, 8.00%, 5/1/2005                                              942,080
     1,000,000  National Bank of Canada, Montreal, Sub. Note, 8.13%, 8/15/2004                               1,071,560
     1,500,000  UBS - NY, Sub. Note, 7.25%, 7/15/2006                                                        1,542,615
                 Total                                                                                      11,638,735
 CHEMICALS & PLASTICS -- 2.3%
     2,500,000 (a)Bayer Corp., Deb., 6.50%, 10/1/2002                                                        2,506,275
 ECOLOGICAL SERVICES & EQUIPMENT -- 1.5%
     1,500,000  WMX Technologies, Inc., Deb., 8.75%, 5/1/2018                                                1,662,195
 EDUCATION -- 2.0%
     1,000,000  Columbia University, Medium Term Note, 8.62%, 2/21/2001                                      1,088,520
     1,000,000  Harvard University, Revenue Bonds, 8.13% Bonds, 4/15/2007                                    1,105,900
                 Total                                                                                       2,194,420


FEDERATED INTERMEDIATE INCOME FUND
(FORMERLY, INTERMEDIATE INCOME FUND)

    PRINCIPAL
     AMOUNT                                                                                                   VALUE
 CORPORATE BONDS -- CONTINUED
                ELECTRONICS -- 2.3%
 $   2,250,000  Harris Corp., Deb., 10.38%, 12/1/2018                                                     $  2,524,613
                FINANCE - AUTOMOTIVE -- 2.0%
     2,000,000  Ford Capital BV, Note, 9.38%, 5/15/2001                                                      2,223,540
                FINANCE - RETAIL -- 0.9%
     1,000,000  Norwest Financial, Inc., Note, 6.23%, 9/1/1998                                               1,004,440
                FINANCIAL INTERMEDIARIES -- 9.7%
     2,000,000  American General Corp., S.F. Deb., 9.63%, 2/1/2018                                           2,165,900
     2,000,000  Associates Corp. of North America, 6.68%, 9/17/1999                                          2,023,600
     1,500,000  Donaldson, Lufkin and Jenrette Securities Corp., Note, 6.88%, 11/1/2005                      1,474,800
     2,000,000  Lehman Brothers, Inc., Sr. Sub. Note, 6.13%, 2/1/2001                                        1,956,160
     1,000,000  Merrill Lynch & Co., Inc., Medium Term Note, 7.25%, 6/14/2004                                1,008,760
     2,000,000  Morgan Stanley Group, Inc., Deb., 9.25%, 3/1/1998                                            2,085,360
                 Total                                                                                      10,714,580
                FOOD PRODUCTS -- 0.9%
     1,000,000  Grand Metropolitan Investment Corp., Company Guarantee, 7.00%,
                6/15/1999                                                                                    1,019,380
                FOREST PRODUCTS -- 1.1%
     1,250,000  Smurfit Capital, Note, 6.75%, 11/20/2005                                                     1,226,700
                HEALTH SERVICES -- 3.2%
     2,000,000  Aetna Services Inc., Company Guarantee, 6.75%, 8/15/2001                                     2,022,280
     1,500,000  Columbia/HCA Healthcare Corp., Deb., 7.19%, 11/15/2015                                       1,484,745
                 Total                                                                                       3,507,025
                INSURANCE -- 8.2%
     1,500,000  Allmerica Financial Corp., Sr. Note, 7.63%, 10/15/2025                                       1,509,060
     2,000,000  CNA Financial Corp., Deb., 7.25%, 11/15/2023                                                 1,924,200
     1,500,000  GE Global Insurance, Note, 7.00%, 2/15/2026                                                  1,451,295
     1,000,000  GEICO Corp., Deb., 9.15%, 9/15/2021                                                          1,115,900


FEDERATED INTERMEDIATE INCOME FUND
(FORMERLY, INTERMEDIATE INCOME FUND)

    PRINCIPAL
     AMOUNT                                                                                                   VALUE
 CORPORATE BONDS -- CONTINUED
                INSURANCE -- CONTINUED
 $   1,500,000 (a)Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006                                 $  1,508,850
     1,500,000  SunAmerica, Inc., Medium Term Note, 7.34%, 8/30/2005                                         1,531,995
                 Total                                                                                       9,041,300
                LEISURE & ENTERTAINMENT -- 0.9%
     1,000,000  Disney (Walt) Co., Bond, 6.38%, 3/30/2001                                                      998,798
                METALS & MINING -- 0.9%
     1,000,000  Alcan Aluminum Ltd., Deb., 9.20%, 3/15/2001                                                  1,042,140
                MUNICIPAL SERVICES -- 6.4%
     1,325,000  Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC),
                11/1/2018                                                                                    1,334,977
     1,000,000  Miami Florida Revenue Pension Obligation, 7.20% Bonds
                (AMBAC LOC), 12/1/2025                                                                         952,170
     1,250,000  Minneapolis/St. Paul, MN Airport Commission, UT GO Taxable
                Revenue Bonds (Series 9), 8.95% Bonds (Minneapolis/St. Paul, MN),
                1/1/2022                                                                                     1,380,875
     1,000,000  Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds
                (CGIC GTD), 9/1/2014                                                                         1,122,800
     1,000,000  St. Johns, FL, Convention Center, Taxable Municipal Revenue Bonds,
                8.00% (FSA INS), 1/1/2026                                                                    1,041,720
     1,250,000  West Valley City, UT Municipal Building Authority, Taxable Lease
                Revenue Bonds, Series 1996A, 7.63% Bonds (West Valley Event Center
                Project)/(AMBAC INS), 5/1/2022                                                               1,246,513
                 Total                                                                                       7,079,055
                RAIL INDUSTRY -- 0.9%
     1,000,000  Atchison Topeka & Sante Fe RR, Equip. Trust, 6.55%, 1/6/2013                                   967,380
                RETAILERS -- 4.0%
     2,000,000  May Department Stores Co., Deb., 8.13%, 8/15/2035                                            2,102,960
     2,250,000  Penney (J.C.) Co., Inc., Deb., 7.65%, 8/15/2016                                              2,305,215
                 Total                                                                                       4,408,175


FEDERATED INTERMEDIATE INCOME FUND
(FORMERLY, INTERMEDIATE INCOME FUND)

    PRINCIPAL
     AMOUNT                                                                                                   VALUE
 CORPORATE BONDS -- CONTINUED
                SOVEREIGN GOVERNMENT -- 6.5%
 $   1,000,000 (a)Freeport Terminal (Malta) Ltd, Gtd. Global Note, 7.50%, 3/29/2009                       $  1,022,180
     1,000,000  Quebec, Province of, Deb., 7.50%, 7/15/2023                                                    999,590
     1,000,000  Sweden, Kingdom of, Deb., 10.25%, 11/1/2015                                                  1,282,500
     2,500,000  Swedish Export Credit, Deb., 9.88%, 3/15/2038                                                2,732,125
     1,000,000  Victoria Public Authority, Local Gov't. Guarantee, 8.25%, 1/15/2002                          1,075,000
                 Total                                                                                       7,111,395
                TELECOMMUNICATIONS & CELLULAR -- 0.8%
       800,000  New England Telephone & Telegraph, Deb., 8.63%, 8/1/2001                                       870,960
                UTILITIES -- 5.4%
       850,000  Hydro Quebec, Deb., 7.38%, 2/1/2003                                                            880,490
     1,000,000  Kansas Electric Power Co-Op, Collateral Trust, 9.73%, 12/15/2017                             1,088,330
       180,000  Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007                                  187,587
       975,000  Pedernales Electric Co-Op, 10.88% Bonds (MBIA INS), 9/1/2017                                  1,064,651
     2,250,000 (a)Tenaga Nasional Berhad, Deb., 7.50%, 11/1/2025                                             2,195,516
       500,000  Wisconsin Telephone Co., Deb., 6.25%, 8/1/2004                                                 486,560
                 Total                                                                                       5,903,134
                 TOTAL CORPORATE BONDS (IDENTIFIED COST $76,470,542)                                        77,644,240
 GOVERNMENT AGENCIES -- 5.8%
     1,000,000  Federal Home Loan Mortgage Corp., Note, 7.61%, 9/1/2004                                      1,009,670
       500,000  Federal National Mortgage Association, Medium Term Note, 8.59%,
                2/3/2005                                                                                       515,060
       750,000  Federal National Mortgage Association, Medium Term Note, 7.43%,
                8/4/2005                                                                                       755,902
     4,500,000  Federal National Mortgage Association, 0/8.62%, 3/9/2022                                     4,162,140
                 TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,237,015)                                      6,442,772


FEDERATED INTERMEDIATE INCOME FUND
(FORMERLY, INTERMEDIATE INCOME FUND)

    PRINCIPAL
     AMOUNT                                                                                                   VALUE
 MORTGAGE BACKED SECURITIES -- 12.8%
                FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.5%
 $       4,847  Pool G50218, 8.50%, 12/1/1996                                                             $      4,851
           507  Pool M19098, 8.50%, 6/1/1997                                                                       513
     1,930,326  Pool C00426, 7.00%, 10/1/2025                                                                1,901,352
     3,018,816  Pool D64184, 8.00%, 10/1/2025                                                                3,086,709
                 Total                                                                                       4,993,425
                FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.6%
     2,958,202  Pool 347571, 7.00%, 5/1/2003                                                                 2,981,276
     1,992,817  Pool 354370, 6.50%, 8/1/2003                                                                 1,980,322
     1,347,086  Pool 250412, 7.00%, 12/1/2010                                                                1,348,325
       982,356  Pool 317255, 7.00%, 7/1/2025                                                                   965,155
                 Total                                                                                       7,275,078
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.7%
       987,912  Pool 379983, 7.50%, 2/15/2024                                                                  991,597
       899,496  Pool 780204, 7.00%, 7/15/2025                                                                  887,677
                 Total                                                                                       1,879,274
                 TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $14,041,758)
                 14,147,777
 TREASURY SECURITIES -- 6.6%
                U.S. TREASURY NOTES -- 6.6%
     1,000,000  5.00%, 1/31/1998                                                                               992,950
     2,000,000  5.00%, 2/15/1999                                                                             1,966,520
     2,000,000  7.88%, 11/15/2004                                                                            2,195,940
     2,000,000  6.88%, 5/15/2006                                                                             2,072,040
                 TOTAL TREASURY SECURITIES (IDENTIFIED COST $7,122,819)                                      7,227,450
 (B)REPURCHASE AGREEMENT -- 1.9%
     2,150,000  BT Securities Corporation, 5.55%, dated 10/31/1996, due 11/1/1996
                (AT AMORTIZED COST)                                                                          2,150,000
                 TOTAL INVESTMENTS (IDENTIFIED COST $107,381,348)(C)                                      $108,921,882


(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $7,232,821 which represents 6.56% of net assets.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $107,381,348. The net unrealized appreciation of investments on a federal tax basis amounts to $1,540,534 which is comprised of $1,943,852 appreciation and $403,318 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets ($110,329,129) at October 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
CGIC -- Capital Guaranty Insurance Corporation
FSA -- Financial Security Assurance
GO -- General Obligation
GTD -- Guaranty
INS -- Insured
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
UT -- Unlimited Tax

(See Notes which are an integral part of the Financial Statements) FEDERATED INTERMEDIATE INCOME FUND
(FORMERLY, INTERMEDIATE INCOME FUND)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $107,381,348)                $  108,921,882
 Income receivable                                                                                    1,883,183
 Receivable for shares sold                                                                             165,926
 Deferred expenses                                                                                       23,185
    Total assets                                                                                    110,994,176
 LIABILITIES:
 Income distribution payable                                                         $ 571,783
 Payable to Bank                                                                        69,287
 Accrued expenses                                                                       23,977
    Total liabilities                                                                                   665,047
 Net Assets for 11,052,254 shares outstanding                                                    $  110,329,129
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                 $  109,056,835
 Net unrealized appreciation of investments                                                           1,540,534
 Accumulated net realized loss on investments                                                          (268,240)
    Total Net Assets                                                                             $  110,329,129
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $109,619,912 / 10,981,209 shares outstanding                                                             $9.98
 INSTITUTIONAL SERVICE SHARES:
 $709,217 / 71,045 shares outstanding                                                                     $9.98


(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERMEDIATE INCOME FUND
(FORMERLY, INTERMEDIATE INCOME FUND)
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                            $ 3,360,800
 EXPENSES:
 Investment advisory fee                                                                 $ 241,306
 Administrative personnel and services fee                                                  78,137
 Custodian fees                                                                             11,990
 Transfer and dividend disbursing agent fees and expenses                                   16,355
 Directors'/Trustees' fees                                                                   2,024
 Auditing fees                                                                               9,079
 Legal fees                                                                                  2,760
 Portfolio accounting fees                                                                  32,623
 Distribution services fee -- Institutional Service Shares                                     862
 Shareholder services fee -- Institutional Shares                                          119,791
 Shareholder services fee -- Institutional Service Shares                                      862
 Share registration costs                                                                   14,107
 Printing and postage                                                                       13,616
 Insurance premiums                                                                          2,208
 Taxes                                                                                       1,284
 Miscellaneous                                                                              12,508
               Total expenses                                                              559,512
 Waivers --
 Waiver of investment advisory fee                                         $ (170,438)
 Waiver of distribution services fee -- Institutional Service Shares             (312)
 Waiver of shareholder services fee -- Institutional Shares                  (119,791)
 Waiver of shareholder services fee -- Institutional Service Shares              (550)
               Total waivers                                                              (291,091)
                             Net expenses                                                                268,421
                                           Net investment income                                       3,092,379
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                                       (268,793)
 Net change in unrealized appreciation of investments                                                  2,596,129
               Net realized and unrealized gain on investments                                         2,327,336
                             Change in net assets resulting from operations                          $ 5,419,715


(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERMEDIATE INCOME FUND
(FORMERLY, INTERMEDIATE INCOME FUND)
STATEMENT OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                   (UNAUDITED)     YEAR ENDED
                                                                                   OCTOBER 31,      APRIL 30,
                                                                                      1996            1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                           $   3,092,379    $ 3,704,305
 Net realized gain (loss) on investments ($268,793 net loss and $57,997 net
 gain, respectively, as computed for federal tax purposes)                            (268,793)       592,904
 Net change in unrealized appreciation (depreciation)                                2,596,129     (1,216,895)
  Change in net assets resulting from operations                                     5,419,715      3,080,314
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                                              (3,071,199)    (3,680,651)
  Institutional Service Shares                                                         (21,180)       (23,654)
 Distributions from net realized gains
  Institutional Shares                                                                 (56,910)        --
  Institutional Service Shares                                                            (534)        --
  Change in net assets resulting from distributions to shareholders                 (3,149,823)    (3,704,305)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                                       33,162,020     73,115,997
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                                459,053        566,067
 Cost of shares redeemed                                                           (13,563,082)   (17,840,975)
  Change in net assets resulting from share transactions                            20,057,991     55,841,089
  Change in net assets                                                              22,327,883     55,217,098
 NET ASSETS:
 Beginning of period                                                                88,001,246     32,784,148
 End of period                                                                   $ 110,329,129   $ 88,001,246


(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERMEDIATE INCOME FUND
(FORMERLY, INTERMEDIATE INCOME FUND)
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS
                                                              ENDED
                                                           (UNAUDITED)             YEAR ENDED
                                                           OCTOBER 31,               APRIL 30,
                                                              1996           1996       1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                        $ 9.77         $ 9.55     $ 9.53     $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                        0.31           0.66       0.66       0.23
  Net realized and unrealized gain (loss) on investments       0.22           0.22       0.02      (0.47)
  Total from investment operations                             0.53           0.88       0.68      (0.24)
 LESS DISTRIBUTIONS
  Distributions from net investment income                    (0.31)         (0.66)     (0.66)     (0.23)
  Distributions from net realized gain on investments         (0.01)           --         --         --
  Total distributions                                         (0.32)         (0.66)     (0.66)     (0.23)
 NET ASSET VALUE, END OF PERIOD                              $ 9.98         $ 9.77     $ 9.55     $ 9.53
 TOTAL RETURN(B)                                               5.62%          9.13%      7.53%     (2.48%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.55%*         0.55%      0.48%       --
  Net investment income                                        6.41%*         6.52%      7.12%      6.36%*
  Expense waiver/reimbursement(c)                              0.60%*         0.85%      1.22%      1.40%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                  $109,620        $87,493    $32,508    $17,702
  Portfolio turnover                                             27%            66%        88%         0%


* Computed on an annualized basis.

(a) Reflects operations for the period from December 15, 1993 (date of initial public offering) to April 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERMEDIATE INCOME FUND
(FORMERLY, INTERMEDIATE INCOME FUND)
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              SIX MONTHS
                                                                 ENDED
                                                              (UNAUDITED)              YEAR ENDED
                                                              OCTOBER 31,               APRIL 30,
                                                                 1996            1996      1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                           $ 9.76          $ 9.55   $ 9.53     $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                           0.30            0.63     0.64      0.22
  Net realized and unrealized gain (loss) on investments          0.23            0.21     0.02      (0.47)
  Total from investment operations                                0.53            0.84     0.66      (0.25)
 LESS DISTRIBUTIONS
  Distributions from net investment income                       (0.30)          (0.63)   (0.64)     (0.22)
  Distributions from net realized gain on investments            (0.01)            --       --          --
  Total distributions                                            (0.31)          (0.63)   (0.64)     (0.22)
 NET ASSET VALUE, END OF PERIOD                                 $ 9.98          $ 9.76   $ 9.55     $ 9.53
 TOTAL RETURN(B)                                                  5.49%           8.86%    7.27%     (2.57%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                        0.80%*          0.80%    0.72%      0.25%*
  Net investment income                                           6.14%*          6.31%    6.85%      6.12%*
  Expense waiver/reimbursement(c)                                 0.60%*          0.85%    1.22%      1.40%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $709            $508     $276       $225
  Portfolio turnover                                                27%             66%      88%         0%


* Computed on an annualized basis.

(a) Reflects operations for the period from December 15, 1993 (date of initial public offering) to April 30, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERMEDIATE INCOME FUND
(FORMERLY, INTERMEDIATE INCOME FUND)
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

   Additional information on each restricted security held at October 31, 1996 is as follows:

    SECURITY                            ACQUISITION DATE    ACQUISITION COST
    Bayer Corp., Deb                        3/21/1996          $2,492,198
    Reinsurance Group of
    America, Sr. Note                       3/19/1996           1,495,410
    Freeport Terminal (Malta) Ltd.,
    Gtd. Global Note                   3/17/1994-7/19/1994        972,965
    Tenaga Nasional Berhad, Deb.       2/16/1996-4/3/1996       1,750,907


   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                       SIX MONTHS ENDED                     YEAR ENDED
                                                       OCTOBER 31, 1996                   APRIL 30, 1996
 INSTITUTIONAL SHARES                                SHARES        AMOUNT              SHARES       AMOUNT
 Shares sold                                       3,340,457    $ 32,729,494         7,294,867   $ 72,842,163
 Shares issued to shareholders in
 payment of distributions declared                    45,908         447,128            55,479        553,522
 Shares redeemed                                  (1,365,030)    (13,302,366)       (1,794,289)   (17,784,858)
  Net change resulting from Institutional
  Share transactions                               2,021,335    $ 19,874,256         5,556,057   $ 55,610,827

                                                       SIX MONTHS ENDED                     YEAR ENDED
                                                       OCTOBER 31, 1996                   APRIL 30, 1996
 INSTITUTIONAL SERVICE SHARES                        SHARES        AMOUNT              SHARES       AMOUNT
 Shares sold                                          44,515    $    432,526            28,008   $    273,834
 Shares issued to shareholders in
 payment of distributions declared                     1,225          11,925             1,255         12,545
 Shares redeemed                                     (26,706)       (260,716)          (6,200)        (56,117)
  Net change resulting from Institutional
  Service Share transactions                          19,034    $    183,735            23,063   $    230,262
  Net change resulting from share transactions     2,040,369    $ 20,057,991         5,579,120   $ 55,841,089


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Services Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, ("FSS") the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational and/or start-up administrative service expenses of $86,699 were borne initially by Adviser. The Fund has agreed to reimburse the Adviser for the organizational and/or start-up administrative expenses during the five-year period following effective date. For the period ended October 31, 1996, the Fund paid $19,748 pursuant to this agreement.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1996, were as follows:

PURCHASES           $46,580,087
SALES               $24,869,823

TRUSTEES                             OFFICERS
John F. Donahue                      John F. Donahue
Thomas G. Bigley                       Chairman
John T. Conroy, Jr.                  Glen R. Johnson
William J. Copeland                    President
James E. Dowd                        J. Christopher Donahue
Lawrence D. Ellis, M.D.                Executive Vice President
Edward L. Flaherty, Jr.              Edward C. Gonzales
Peter E. Madden                        Executive Vice President
Gregor F. Meyer                      John W. McGonigle
John E. Murray, Jr.                    Executive Vice President, Treasurer,
Wesley W. Posvar                       and Secretary
Marjorie P. Smuts                    Richard B. Fisher
                                       Vice President
                                     S. Elliott Cohan
                                       Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses, and other information.

FEDERATED INTERMEDIATE INCOME FUND
(formerly, Intermediate Income Fund)
SEMI-ANNUAL REPORT
TO SHAREHOLDERS
OCTOBER 31, 1996

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Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

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Cusip 31420C407
Cusip 31420C506
G00715-01 (12/96)